Keeley Funds, Inc.

111 West Jackson Blvd.

Suite 810

Chicago, IL 60604

February 18, 2015

BY EDGAR

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Ladies and Gentlemen:

Keeley Funds, Inc.

1933 Act Registration No. 333-124430

1940 Act Registration No. 811-21761

On behalf of Keeley Funds, Inc., we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(c) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus, dated January 31, 2015, relating to the Keeley International Small Cap Value Fund, as supplemented on February 3, 2015, and filed pursuant to Rule 497(c) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for the Keeley International Small Cap Value Fund.

Very truly yours,

KEELEY FUNDS, INC.

/s/ Robert Kurinsky
Robert Kurinsky
Secretary